Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,112,000
Previously Paid Amount	0.00
Total Fee Amount	844.07
Total Offset Amount	0.00
Net Fee	844.07
Narrative - Max Aggregate Offering Price	$ 6,112,000
Final Prospectus	true